Consolidated Statements of Shareholders' Equity (USD $)		Manager Shares [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Beginning balance at Dec. 31, 2010			$ 27,000	$ 463,559,000	$ 77,984,000	$ (66,666,000)	$ 474,904,000
Beginning balance, shares at Dec. 31, 2010		100	26,707,501
Dividends to shareholders					(20,738,000)		(20,738,000)
Dividend equivalents					(360,000)		(360,000)
Shares repurchased			(1,102,106)	(13,141,000)			(13,142,000)
Shares repurchased, shares			(1,000)
Shares issued in connection with vested share grants			80,132
Share-based compensation				4,768,000			4,768,000
Net income					1,096,000		1,096,000
Net change in the fair value of derivatives, net of deferred tax asset of $470, $1,456 and $3,486 for the years ended December 31, 2011, 2012 and 2013 respectively						(4,959,000)	(4,959,000)	[1]
Reclassified from other comprehensive income into earnings, net of deferred tax $209, $41 and $186 for the years ended December 31, 2011, 2012 and 2013 respectively						1,464,000	1,464,000	[2]
Ending balance at Dec. 31, 2011			26,000	455,186,000	57,982,000	(70,161,000)	443,033,000
Ending balance, shares at Dec. 31, 2011		100	25,685,527
Dividends to shareholders					(21,629,000)		(21,629,000)
Dividend equivalents					(884,000)		(884,000)
Shares issued in connection with vested share grants, shares			163,718
New shares issued, value			2,000	23,912,000			23,914,000
New shares issued, shares			2,191,060
Share-based compensation				3,635,000			3,635,000
Net income					47,669,000		47,669,000
Net change in the fair value of derivatives, net of deferred tax asset of $470, $1,456 and $3,486 for the years ended December 31, 2011, 2012 and 2013 respectively						9,075,000	9,075,000	[1]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax liability of $3,926						27,479,000	27,479,000	[3]
Reclassified from other comprehensive income into earnings, net of deferred tax $209, $41 and $186 for the years ended December 31, 2011, 2012 and 2013 respectively						(290,000)	(290,000)	[2]
Ending balance at Dec. 31, 2012			28,000	482,733,000	83,138,000	(33,897,000)	532,002,000
Ending balance, shares at Dec. 31, 2012		100	28,040,305
Dividends to shareholders					(30,531,000)		(30,531,000)
Dividend equivalents					(940,000)		(940,000)
Shares issued in connection with vested share grants, shares			122,534
New shares issued, value			13,000	172,582,000			172,595,000
New shares issued, shares			13,142,856
Shares issued in connection with SARs exercised, shares			643
Share-based compensation				3,177,000			3,177,000
Derivative instruments terminated in connection with aircraft sale , net of defered tax asset of $320						(747,000)	(747,000)
Net income					52,476,000		52,476,000
Net change in the fair value of derivatives, net of deferred tax asset of $470, $1,456 and $3,486 for the years ended December 31, 2011, 2012 and 2013 respectively	[4]					22,093,000	22,093,000	[1]
Reclassified from other comprehensive income into earnings, net of deferred tax $209, $41 and $186 for the years ended December 31, 2011, 2012 and 2013 respectively	[4]					(1,302,000)	(1,302,000)	[2]
Ending balance at Dec. 31, 2013			$ 41,000	$ 658,492,000	$ 104,143,000	$ (13,853,000)	$ 748,823,000
Ending balance, shares at Dec. 31, 2013		100	41,306,338

[1]	Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively. Deferred tax benefit was $0.5 million for the year ended December 31, 2011.
[2]	Deferred tax benefit was $0.2 million and $41,000 for the years ended December 31, 2013 and 2012, respectively. Deferred tax expense was $0.2 million for the year ended December 31, 2011.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[4]	See Note 8 to Notes to Consolidated Financial Statements.